Goodwill and Other Intangibles - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill [Line Items]
Goodwill impairment charge		$ 585	$ 0	$ 0
Percentage of goodwill used for impairment testing		96.00%
Amortization expense		$ 105	$ 112	$ 116
Amortization expense in 2021		78
Amortization expense in 2022		73
Amortization expense in 2023		66
Amortization expense in 2024		58
Amortization expense in 2025		37
Dealer Networks
Goodwill [Line Items]
Other intangible asset impairment charges	$ 27
Agriculture
Goodwill [Line Items]
Goodwill impairment charge		$ 0
Percentage of goodwill used for impairment testing		88.00%
Indefinite-lived intangible assets including goodwill, excess of fair value over carrying value percentage		270.00%
Other intangible asset impairment charges	$ 65
Construction
Goodwill [Line Items]
Goodwill impairment charge		$ 585
Financial Services
Goodwill [Line Items]
Goodwill impairment charge		$ 0
Percentage of goodwill used for impairment testing		8.00%
Indefinite-lived intangible assets including goodwill, excess of fair value over carrying value percentage		51.00%